Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Finance Costs

	2020 RMB million	2019 RMB million	2018 RMB million
Interest on bank borrowings	1,112	1,149	1,569
Interest relating to lease liabilities (Note 18(c))	3,655	3,894	—
Interest relating to obligations under finance leases	—	—	2,440
Interest relating to post-retirement benefit obligations	85	92	106
Interest relating to provision for lease return costs for aircraft and engines	283	270	—
Interest on bonds and debentures	632	520	468
Interest relating to interest rate swap contracts	4	(68)	(6)
Less: amounts capitalized into advanced payments on acquisition of aircraft (note (a))	(558)	(687)	(850)

	5,213	5,170	3,727
Foreign exchange losses, net (note (b))	—	990	2,040

	5,213	6,160	5,767

Notes:

(a)
The weighted average interest rate used for interest capitalization was 3.55% per annum for the year ended December 31, 2020 (For the year ended December 31, 2019: 3.51%; For the year ended December 31, 2018: 3.54%).

(b)	The exchange gains and losses primarily related to the translation of the Group’s foreign currency denominated borrowings and lease liabilities for the years ended December 31, 2020, 2019 and 2018.